Segment Information - Composition of Segment Revenues, Detailed by the Main Countries of Operation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Revenues	€ 48,422	€ 48,693	€ 52,008
Other and inter-segment eliminations
Disclosure of geographical areas [line items]
Revenues	933	999	951
Others and elims. | Other and inter-segment eliminations
Disclosure of geographical areas [line items]
Revenues	933	999	951
Telefónica Spain | Operating segments
Disclosure of geographical areas [line items]
Revenues	12,767	12,706	12,653
Telefónica Spain | Mobile | Operating segments
Disclosure of geographical areas [line items]
Revenues	373	386	379
Telefónica Spain | Ex-Mobile handset sale | Operating segments
Disclosure of geographical areas [line items]
Revenues	12,394	12,320	12,274
Telefónica Spain | Ex-Mobile handset sale, Consumer | Operating segments
Disclosure of geographical areas [line items]
Revenues	6,658	6,689	6,602
Telefónica Spain | Ex-Mobile handset sale, Corporate | Operating segments
Disclosure of geographical areas [line items]
Revenues	3,509	3,462	3,401
Telefónica Spain | Ex-Mobile handset sale, Others | Operating segments
Disclosure of geographical areas [line items]
Revenues	2,227	2,169	2,271
Telefónica United Kingdom | Operating segments
Disclosure of geographical areas [line items]
Revenues	7,109	6,790	6,540
Telefónica United Kingdom | Fixed | Operating segments
Disclosure of geographical areas [line items]
Revenues	0	0	0
Telefónica United Kingdom | Mobile | Operating segments
Disclosure of geographical areas [line items]
Revenues	6,600	6,390	6,216
Telefónica United Kingdom | Others and elims. | Operating segments
Disclosure of geographical areas [line items]
Revenues	509	400	324
Telefónica Germany | Operating segments
Disclosure of geographical areas [line items]
Revenues	7,399	7,320	7,296
Telefónica Germany | Fixed | Operating segments
Disclosure of geographical areas [line items]
Revenues	741	767	862
Telefónica Germany | Mobile | Operating segments
Disclosure of geographical areas [line items]
Revenues	6,647	6,539	6,415
Telefónica Germany | Others and elims. | Operating segments
Disclosure of geographical areas [line items]
Revenues	11	14	19
Telefónica Brazil | Operating segments
Disclosure of geographical areas [line items]
Revenues	10,035	10,126	12,019
Telefónica Brazil | Fixed | Operating segments
Disclosure of geographical areas [line items]
Revenues	3,537	3,754	4,659
Telefónica Brazil | Mobile | Operating segments
Disclosure of geographical areas [line items]
Revenues	6,498	6,372	7,360
Telefónica Brazil | Others and elims. | Operating segments
Disclosure of geographical areas [line items]
Revenues	0	0	0
Telefónica Hispam Norte | Operating segments
Disclosure of geographical areas [line items]
Revenues	3,795	4,075	4,331
Telefónica Hispam Norte | Remaining operators and segment eliminations
Disclosure of geographical areas [line items]
Revenues	1,824	1,432	1,532
Telefónica Hispam Norte | Colombia | Operating segments
Disclosure of geographical areas [line items]
Revenues	1,104	1,468	1,463
Telefónica Hispam Norte | Mexico | Operating segments
Disclosure of geographical areas [line items]
Revenues	867	1,175	1,336
Telefónica Hispam Norte | Fixed | Operating segments
Disclosure of geographical areas [line items]
Revenues	706	732	736
Telefónica Hispam Norte | Fixed | Remaining operators and segment eliminations
Disclosure of geographical areas [line items]
Revenues	272	158	182
Telefónica Hispam Norte | Fixed | Colombia | Operating segments
Disclosure of geographical areas [line items]
Revenues	434	574	554
Telefónica Hispam Norte | Fixed | Mexico | Operating segments
Disclosure of geographical areas [line items]
Revenues	0	0	0
Telefónica Hispam Norte | Mobile | Operating segments
Disclosure of geographical areas [line items]
Revenues	3,085	3,343	3,595
Telefónica Hispam Norte | Mobile | Remaining operators and segment eliminations
Disclosure of geographical areas [line items]
Revenues	1,548	1,274	1,350
Telefónica Hispam Norte | Mobile | Colombia | Operating segments
Disclosure of geographical areas [line items]
Revenues	670	894	909
Telefónica Hispam Norte | Mobile | Mexico | Operating segments
Disclosure of geographical areas [line items]
Revenues	867	1,175	1,336
Telefónica Hispam Norte | Others and elims. | Operating segments
Disclosure of geographical areas [line items]
Revenues	4	0	0
Telefónica Hispam Norte | Others and elims. | Remaining operators and segment eliminations
Disclosure of geographical areas [line items]
Revenues	4	0	0
Telefónica Hispam Norte | Others and elims. | Colombia | Operating segments
Disclosure of geographical areas [line items]
Revenues	0	0	0
Telefónica Hispam Norte | Others and elims. | Mexico | Operating segments
Disclosure of geographical areas [line items]
Revenues	0	0	0
Telefónica Hispam Sur | Operating segments
Disclosure of geographical areas [line items]
Revenues	6,384	6,677	8,218
Telefónica Hispam Sur | Remaining operators and segment eliminations
Disclosure of geographical areas [line items]
Revenues	1,851	208	220
Telefónica Hispam Sur | Argentina | Operating segments
Disclosure of geographical areas [line items]
Revenues	1,431	2,315	3,495
Telefónica Hispam Sur | Chile | Operating segments
Disclosure of geographical areas [line items]
Revenues	1,556	2,079	2,185
Telefónica Hispam Sur | Peru | Operating segments
Disclosure of geographical areas [line items]
Revenues	1,546	2,075	2,318
Telefónica Hispam Sur | Fixed | Operating segments
Disclosure of geographical areas [line items]
Revenues	2,707	2,712	3,225
Telefónica Hispam Sur | Fixed | Remaining operators and segment eliminations
Disclosure of geographical areas [line items]
Revenues	814	(7)	(9)
Telefónica Hispam Sur | Fixed | Argentina | Operating segments
Disclosure of geographical areas [line items]
Revenues	486	818	1,216
Telefónica Hispam Sur | Fixed | Chile | Operating segments
Disclosure of geographical areas [line items]
Revenues	646	864	926
Telefónica Hispam Sur | Fixed | Peru | Operating segments
Disclosure of geographical areas [line items]
Revenues	761	1,037	1,092
Telefónica Hispam Sur | Mobile | Operating segments
Disclosure of geographical areas [line items]
Revenues	3,674	3,965	4,993
Telefónica Hispam Sur | Mobile | Remaining operators and segment eliminations
Disclosure of geographical areas [line items]
Revenues	1,034	215	229
Telefónica Hispam Sur | Mobile | Argentina | Operating segments
Disclosure of geographical areas [line items]
Revenues	945	1,497	2,279
Telefónica Hispam Sur | Mobile | Chile | Operating segments
Disclosure of geographical areas [line items]
Revenues	910	1,215	1,259
Telefónica Hispam Sur | Mobile | Peru | Operating segments
Disclosure of geographical areas [line items]
Revenues	785	1,038	1,226
Telefónica Hispam Sur | Others and elims. | Operating segments
Disclosure of geographical areas [line items]
Revenues	3	0	0
Telefónica Hispam Sur | Others and elims. | Remaining operators and segment eliminations
Disclosure of geographical areas [line items]
Revenues	3	0	0
Telefónica Hispam Sur | Others and elims. | Argentina | Operating segments
Disclosure of geographical areas [line items]
Revenues	0	0	0
Telefónica Hispam Sur | Others and elims. | Chile | Operating segments
Disclosure of geographical areas [line items]
Revenues	0	0	0
Telefónica Hispam Sur | Others and elims. | Peru | Operating segments
Disclosure of geographical areas [line items]
Revenues	€ 0	€ 0	€ 0